Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Arconic Inc.(a)	17,865	$553,100
Boeing Co. (The)	1,472	539,017
General Dynamics Corp.	2,921	530,863
HEICO Corp.(a)	1,785	231,854
HEICO Corp., Class A	3,149	316,286
Huntington Ingalls Industries Inc.	2,114	532,030
L3Harris Technologies Inc.	2,703	543,546
Lockheed Martin Corp.	1,384	541,186
Northrop Grumman Corp.	1,518	533,987
Raytheon Co.	2,496	542,680
Spirit AeroSystems Holdings Inc., Class A	6,028	524,376
Teledyne Technologies Inc.(b)	1,576	538,976
Textron Inc.	11,650	538,696
TransDigm Group Inc.	968	548,953
United Technologies Corp.	3,645	540,699

		7,556,249

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	7,230	555,626
Expeditors International of Washington Inc.	7,112	531,693
FedEx Corp.	3,446	551,532
United Parcel Service Inc., Class B	4,351	520,945
XPO Logistics Inc.(b)	6,401	529,299

		2,689,095

Airlines — 0.6%
American Airlines Group Inc.	18,765	539,306
Delta Air Lines Inc.	9,547	547,139
Southwest Airlines Co.	9,368	539,971
United Airlines Holdings Inc.(b)	5,847	542,602

		2,169,018

Auto Components — 0.6%
Aptiv PLC	5,865	550,606
Autoliv Inc.	6,534	533,959
BorgWarner Inc.	12,176	512,001
Lear Corp.	4,420	531,770

		2,128,336

Automobiles — 0.6%
Ford Motor Co.	61,419	556,456
General Motors Co.	14,671	528,156
Harley-Davidson Inc.	14,332	521,398
Tesla Inc.(b)	1,548	510,747

		2,116,757

Banks — 3.3%
Bank of America Corp.	16,510	550,113
BB&T Corp.	9,888	541,071
Citigroup Inc.	7,326	550,329
Citizens Financial Group Inc.	14,370	552,670
Comerica Inc.	7,777	547,579
East West Bancorp. Inc.	12,070	553,047
Fifth Third Bancorp.	18,129	547,315
First Republic Bank/CA	4,953	544,335
Huntington Bancshares Inc./OH	36,751	547,222
JPMorgan Chase & Co.	4,198	553,128
KeyCorp.	28,610	554,748
M&T Bank Corp.	3,310	545,289
People’s United Financial Inc.	32,819	541,514
PNC Financial Services Group Inc. (The)	3,623	555,080
Regions Financial Corp.	32,839	546,441

Security	Shares	Value

Banks (continued)
Signature Bank/New York NY	4,322	$533,162
SunTrust Banks Inc.	7,656	542,351
SVB Financial Group(b)	2,318	537,150
U.S. Bancorp.	9,218	553,357
Wells Fargo & Co.	10,093	549,665
Zions Bancorp. N.A.	10,908	543,000

		11,488,566

Beverages — 1.0%
Brown-Forman Corp., Class B, NVS	8,352	566,433
Coca-Cola Co. (The)	10,258	547,777
Constellation Brands Inc., Class A	2,958	550,365
Molson Coors Brewing Co., Class B	10,524	531,252
Monster Beverage Corp.(b)	9,161	548,011
PepsiCo Inc.	4,058	551,198

		3,295,036

Biotechnology — 2.5%
AbbVie Inc.	6,161	540,505
Alexion Pharmaceuticals Inc.(b)	5,108	582,006
Alnylam Pharmaceuticals Inc.(b)	5,968	699,091
Amgen Inc.	2,471	579,993
Biogen Inc.(b)	1,966	589,426
BioMarin Pharmaceutical Inc.(b)	7,143	576,512
Exact Sciences Corp.(b)	6,813	551,921
Gilead Sciences Inc.	8,461	568,918
Incyte Corp.(b)	6,293	592,549
Ionis Pharmaceuticals Inc.(b)	9,342	597,514
Neurocrine Biosciences Inc.(b)	4,914	573,022
Regeneron Pharmaceuticals Inc.(b)	1,598	589,662
Sarepta Therapeutics Inc.(b)	5,553	624,657
Seattle Genetics Inc.(b)	4,775	574,671
Vertex Pharmaceuticals Inc.(b)	2,634	584,089

		8,824,536

Building Products — 1.1%
Allegion PLC	4,607	552,978
AO Smith Corp.	10,479	507,183
Fortune Brands Home & Security Inc.	8,549	540,810
Johnson Controls International PLC	12,763	546,639
Lennox International Inc.	2,122	542,914
Masco Corp.	11,716	545,380
Owens Corning	8,316	557,671

		3,793,575

Capital Markets — 4.3%
Ameriprise Financial Inc.	3,389	555,355
Bank of New York Mellon Corp. (The)	11,150	546,016
BlackRock Inc.(c)	1,115	551,825
Blackstone Group Inc. (The), Class A	10,258	556,189
Cboe Global Markets Inc.	4,594	546,227
Charles Schwab Corp. (The)	12,445	616,028
CME Group Inc.	2,626	532,369
E*TRADE Financial Corp.	12,408	549,674
Eaton Vance Corp., NVS	11,285	532,313
FactSet Research Systems Inc.	2,077	539,293
Franklin Resources Inc.	19,827	545,044
Goldman Sachs Group Inc. (The)	2,465	545,628
Intercontinental Exchange Inc.	5,795	545,715
Invesco Ltd.	31,243	548,627
KKR & Co. Inc., Class A, NVS	18,117	534,270
MarketAxess Holdings Inc.	1,424	575,040
Moody’s Corp.	2,467	559,195

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Morgan Stanley	11,106	$549,525
MSCI Inc.	2,160	559,850
Nasdaq Inc.	5,239	549,047
Northern Trust Corp.	5,102	547,139
Raymond James Financial Inc.	6,071	545,297
S&P Global Inc.	2,080	550,472
SEI Investments Co.	8,597	554,764
State Street Corp.	7,488	562,349
T Rowe Price Group Inc.	4,465	551,695
TD Ameritrade Holding Corp.	13,400	694,522

		15,043,468

Chemicals — 2.9%
Air Products & Chemicals Inc.	2,267	535,760
Albemarle Corp.	8,255	539,712
Axalta Coating Systems Ltd.(b)	18,432	524,759
Celanese Corp.	4,283	537,816
CF Industries Holdings Inc.	11,645	538,116
Corteva Inc.(b)	20,465	532,499
Dow Inc.(b)	10,007	534,074
DuPont de Nemours Inc.	7,723	500,528
Eastman Chemical Co.	6,763	530,016
Ecolab Inc.	2,821	526,596
FMC Corp.	5,575	546,127
International Flavors & Fragrances Inc.	4,032	569,439
Linde PLC	2,588	533,672
LyondellBasell Industries NV, Class A	5,631	521,093
Mosaic Co. (The)	26,608	506,882
PPG Industries Inc.	4,161	536,103
RPM International Inc.	7,239	533,732
Sherwin-Williams Co. (The)	910	530,648
Westlake Chemical Corp.	7,459	512,284

		10,089,856

Commercial Services & Supplies — 0.9%
Cintas Corp.	2,082	535,199
Copart Inc.(b)	6,291	559,899
Republic Services Inc.	6,196	549,276
Rollins Inc.	14,404	516,383
Waste Connections Inc.	6,014	544,568
Waste Management Inc.	4,818	544,000

		3,249,325

Communications Equipment — 0.8%
Arista Networks Inc.(b)	2,839	553,974
Cisco Systems Inc.	12,021	544,672
F5 Networks Inc.(b)	3,749	546,267
Juniper Networks Inc.	21,535	539,667
Motorola Solutions Inc.	3,338	558,447

		2,743,027

Construction & Engineering — 0.2%
Jacobs Engineering Group Inc.	5,713	526,110

Construction Materials — 0.3%
Martin Marietta Materials Inc.	2,065	554,246
Vulcan Materials Co.	3,813	540,950

		1,095,196

Consumer Finance — 0.8%
Ally Financial Inc.	17,506	557,391
American Express Co.	4,474	537,417
Capital One Financial Corp.	5,598	559,856
Discover Financial Services	6,366	540,282

Security	Shares	Value

Consumer Finance (continued)
Synchrony Financial	14,699	$549,890

		2,744,836

Containers & Packaging — 1.3%
Amcor PLC(b)	54,259	556,697
Avery Dennison Corp.	4,095	533,865
Ball Corp.	8,212	542,485
Crown Holdings Inc.(b)	7,271	551,869
International Paper Co.	11,863	549,732
Packaging Corp. of America	4,781	534,994
Sealed Air Corp.	14,103	532,106
Westrock Co.	13,330	537,599

		4,339,347

Distributors — 0.3%
Genuine Parts Co.	5,200	542,724
LKQ Corp.(b)	15,351	541,583

		1,084,307

Diversified Financial Services — 0.7%
AXA Equitable Holdings Inc.	22,973	568,352
Berkshire Hathaway Inc., Class B(b)	2,466	543,260
Jefferies Financial Group Inc.	28,163	588,606
Voya Financial Inc.	9,371	546,142

		2,246,360

Diversified Telecommunication Services — 0.6%
AT&T Inc.	13,861	518,124
CenturyLink Inc.	36,258	525,378
Verizon Communications Inc.	9,098	548,064
Zayo Group Holdings Inc.(b)	15,795	540,821

		2,132,387

Electric Utilities — 2.3%
Alliant Energy Corp.	10,175	539,275
American Electric Power Co. Inc.	6,038	551,571
Duke Energy Corp.	6,118	539,424
Edison International	7,748	535,387
Entergy Corp.	4,619	537,605
Evergy Inc.	8,356	528,684
Eversource Energy	6,682	552,201
Exelon Corp.	12,097	537,107
FirstEnergy Corp.	11,551	550,867
NextEra Energy Inc.	2,349	549,243
OGE Energy Corp.	12,397	521,418
Pinnacle West Capital Corp.	6,206	542,342
PPL Corp.	16,058	546,454
Southern Co. (The)	8,684	538,321
Xcel Energy Inc.	8,807	541,543

		8,111,442

Electrical Equipment — 0.9%
Acuity Brands Inc.(a)	4,257	556,730
AMETEK Inc.	5,566	551,090
Eaton Corp. PLC	5,940	549,450
Emerson Electric Co.	7,423	548,263
Rockwell Automation Inc.	2,722	533,077
Sensata Technologies Holding PLC(b)	10,333	532,046

		3,270,656

Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class A	5,340	555,360
Arrow Electronics Inc.(a)(b)	6,748	537,411
CDW Corp./DE	4,065	548,978
Cognex Corp.	10,615	532,661

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Corning Inc.	18,649	$541,567
Flex Ltd.(a)(b)	45,216	536,714
FLIR Systems Inc.	10,148	543,527
IPG Photonics Corp.(a)(b)	3,880	551,309
Keysight Technologies Inc.(b)	5,054	540,930
TE Connectivity Ltd.	5,824	539,943
Trimble Inc.(b)	13,786	558,746
Zebra Technologies Corp., Class A(b)	2,274	570,637

		6,557,783

Energy Equipment & Services — 0.8%
Baker Hughes Co.	24,663	552,944
Halliburton Co.	26,556	557,410
National Oilwell Varco Inc.	24,440	551,122
Schlumberger Ltd.	15,554	563,055
TechnipFMC PLC	27,447	517,102

		2,741,633

Entertainment — 1.5%
Activision Blizzard Inc.	10,244	561,679
Electronic Arts Inc.(b)	5,535	559,090
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b).	12,564	566,511
Live Nation Entertainment Inc.(b)	8,310	580,121
Netflix Inc.(b)	1,868	587,785
Roku Inc.(a)(b)	3,631	582,303
Take-Two Interactive Software Inc.(b)	4,424	536,852
Viacom Inc., Class B, NVS	24,027	578,330
Walt Disney Co. (The)	3,669	556,147

		5,108,818

Equity Real Estate Investment Trusts (REITs) — 6.3%
Alexandria Real Estate Equities Inc.	3,449	560,532
American Tower Corp.	2,549	545,562
AvalonBay Communities Inc.	2,544	545,459
Boston Properties Inc.	3,936	545,293
Camden Property Trust	4,843	540,237
Crown Castle International Corp.	4,039	539,853
Digital Realty Trust Inc.	4,610	557,580
Duke Realty Corp.	15,429	542,792
Equinix Inc.	993	562,882
Equity LifeStyle Properties Inc.	7,862	582,417
Equity Residential	6,294	535,619
Essex Property Trust Inc.	1,718	536,325
Extra Space Storage Inc.	5,051	535,659
Federal Realty Investment Trust	4,099	541,355
Healthpeak Properties Inc.	15,883	553,999
Host Hotels & Resorts Inc.	31,646	553,489
Invitation Homes Inc.	17,996	549,418
Iron Mountain Inc.	16,227	521,211
Kimco Realty Corp.	25,041	541,386
Liberty Property Trust	8,992	554,087
Medical Properties Trust Inc.	27,102	562,638
Mid-America Apartment Communities Inc.	3,949	537,498
National Retail Properties Inc.	9,610	535,661
Omega Healthcare Investors Inc.	12,931	543,490
Prologis Inc.	6,058	554,610
Public Storage	2,540	535,127
Realty Income Corp.	6,990	535,644
Regency Centers Corp.	8,209	533,913
SBA Communications Corp.	2,298	543,408
Simon Property Group Inc.	3,516	531,654
SL Green Realty Corp.	6,308	538,262

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Sun Communities Inc.	3,434	$565,614
UDR Inc.	11,236	539,890
Ventas Inc.	9,219	537,560
VEREIT Inc.	57,069	556,993
VICI Properties Inc.	21,955	542,947
Vornado Realty Trust	8,298	535,802
Welltower Inc.	6,459	546,238
Weyerhaeuser Co.	18,407	543,191
WP Carey Inc.	6,424	535,890

		21,801,185

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	1,776	532,462
Kroger Co. (The)	20,062	548,495
Sysco Corp.	6,638	534,691
Walgreens Boots Alliance Inc.	8,716	519,474
Walmart Inc.	4,475	532,928

		2,668,050

Food Products — 2.4%
Archer-Daniels-Midland Co.	12,620	541,777
Bunge Ltd.	9,736	519,708
Campbell Soup Co.	11,470	534,158
Conagra Brands Inc.	18,983	548,039
General Mills Inc.	10,278	548,023
Hershey Co. (The)	3,690	546,710
Hormel Foods Corp.	12,784	569,271
Ingredion Inc.	6,480	538,942
JM Smucker Co. (The)	5,167	543,000
Kellogg Co.	8,429	548,896
Kraft Heinz Co. (The)	17,438	531,859
Lamb Weston Holdings Inc.	6,662	559,475
McCormick & Co. Inc./MD, NVS	3,310	560,217
Mondelez International Inc., Class A	10,206	536,223
Tyson Foods Inc., Class A	5,976	537,183

		8,163,481

Gas Utilities — 0.3%
Atmos Energy Corp.	4,938	528,169
UGI Corp.	12,688	552,562

		1,080,731

Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	6,418	548,418
ABIOMED Inc.(a)(b)	2,449	480,445
Align Technology Inc.(b)	2,073	574,926
Baxter International Inc.	6,687	548,133
Becton Dickinson and Co.	2,170	560,945
Boston Scientific Corp.(b)	12,987	561,688
Cooper Companies Inc. (The)	1,802	564,188
Danaher Corp.	3,973	579,978
Dentsply Sirona Inc.	9,636	544,819
DexCom Inc.(b)	2,662	605,099
Edwards Lifesciences Corp.(b)	2,249	550,870
Hologic Inc.(b)	11,593	594,953
IDEXX Laboratories Inc.(b)	2,098	527,815
Insulet Corp.(a)(b)	3,058	567,871
Intuitive Surgical Inc.(b)	974	577,485
Medtronic PLC	4,953	551,715
ResMed Inc.	3,713	555,465
Steris PLC	3,687	557,253
Stryker Corp.	2,663	545,542
Teleflex Inc.	1,577	557,217

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varian Medical Systems Inc.(b)	4,319	$577,580
West Pharmaceutical Services Inc.	3,631	533,866
Zimmer Biomet Holdings Inc.	3,723	540,877

		12,807,148

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	6,268	551,020
Anthem Inc.	1,914	552,495
Cardinal Health Inc.	9,861	542,651
Centene Corp.(b)	9,879	597,383
Cigna Corp.(b)	2,846	568,972
CVS Health Corp.	7,402	557,149
DaVita Inc.(a)(b)	7,832	562,103
HCA Healthcare Inc.	4,022	557,690
Henry Schein Inc.(b)	7,935	546,721
Humana Inc.	1,698	579,409
Laboratory Corp. of America Holdings(b)	3,187	549,088
McKesson Corp.	3,740	540,954
Quest Diagnostics Inc.	5,252	559,601
UnitedHealth Group Inc.	2,114	591,645
Universal Health Services Inc., Class B	3,824	533,410
WellCare Health Plans Inc.(b)	1,789	576,183

		8,966,474

Health Care Technology — 0.3%
Cerner Corp.	8,052	576,443
Veeva Systems Inc., Class A(b)	3,631	541,672

		1,118,115

Hotels, Restaurants & Leisure — 2.6%
Aramark	12,465	543,973
Carnival Corp.	12,148	547,632
Chipotle Mexican Grill Inc.(b)	721	586,836
Darden Restaurants Inc.	4,810	569,696
Domino’s Pizza Inc.	1,941	571,236
Hilton Worldwide Holdings Inc.	5,437	570,885
Las Vegas Sands Corp.	8,653	542,976
Marriott International Inc./MD, Class A	4,020	564,247
McDonald’s Corp.	2,783	541,238
MGM Resorts International	17,359	554,620
Norwegian Cruise Line Holdings Ltd.(b)	10,301	552,546
Royal Caribbean Cruises Ltd.	4,685	562,294
Starbucks Corp.	6,398	546,581
Vail Resorts Inc.	2,253	546,735
Wynn Resorts Ltd.	4,549	549,747
Yum! Brands Inc.	5,503	553,987

		8,905,229

Household Durables — 1.4%
DR Horton Inc.	9,950	550,732
Garmin Ltd.	5,580	545,110
Leggett & Platt Inc.	10,146	530,839
Lennar Corp., Class A(a)	9,037	539,057
Mohawk Industries Inc.(b)	3,770	525,425
Newell Brands Inc.	27,048	519,863
NVR Inc.(b)	147	557,408
PulteGroup Inc.	13,720	543,998
Whirlpool Corp.	3,600	515,160

		4,827,592

Household Products — 0.8%
Church & Dwight Co. Inc.	7,937	557,495
Clorox Co. (The)	3,691	547,117
Colgate-Palmolive Co.	8,118	550,563

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	4,078	$555,994
Procter & Gamble Co. (The)	4,490	548,049

		2,759,218

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp./VA	29,325	554,536
NRG Energy Inc.	13,699	544,261
Vistra Energy Corp.	20,496	543,759

		1,642,556

Industrial Conglomerates — 0.6%
3M Co.	3,165	537,322
General Electric Co.	47,819	538,920
Honeywell International Inc.	3,011	537,614
Roper Technologies Inc.	1,549	558,213

		2,172,069

Insurance — 4.9%
Aflac Inc.	9,965	546,481
Alleghany Corp.(b)	688	536,668
Allstate Corp. (The)	4,883	543,722
American Financial Group Inc./OH	4,985	546,904
American International Group Inc.	9,963	524,652
Aon PLC	2,722	554,226
Arch Capital Group Ltd.(b)	13,279	557,320
Arthur J Gallagher & Co.	5,849	545,536
Assurant Inc.	4,109	545,963
Athene Holding Ltd., Class A(b)	12,259	551,900
Brown & Brown Inc.	8,628	325,621
Chubb Ltd.	3,567	540,329
Cincinnati Financial Corp.	4,999	535,143
Erie Indemnity Co., Class A, NVS	2,921	494,525
Everest Re Group Ltd.	2,011	545,504
Fidelity National Financial Inc.	11,330	539,648
Globe Life Inc.(a)	5,402	555,109
Hartford Financial Services Group Inc. (The)	8,780	543,131
Lincoln National Corp.	9,161	540,957
Loews Corp.	10,778	548,600
Markel Corp.(b)	478	542,793
Marsh & McLennan Companies Inc.	5,125	553,859
MetLife Inc.	10,951	546,564
Principal Financial Group Inc.	9,890	544,939
Progressive Corp. (The)	7,401	540,643
Prudential Financial Inc.	5,817	544,588
Reinsurance Group of America Inc.	3,262	539,730
RenaissanceRe Holdings Ltd.	2,926	551,054
Travelers Companies Inc. (The)	4,038	552,075
Unum Group	18,227	560,298
Willis Towers Watson PLC	2,845	558,872
WR Berkley Corp.(a)	7,886	536,248

		17,193,602

Interactive Media & Services — 1.4%
Alphabet Inc., Class A(b)	202	263,426
Alphabet Inc., Class C, NVS(b)	211	275,346
Facebook Inc., Class A(b)	2,801	564,794
IAC/InterActiveCorp.(b)	2,458	547,397
Match Group Inc.	7,797	549,532
Pinterest Inc., Class A(b)	27,545	536,577
Snap Inc., Class A, NVS(a)(b)	37,570	572,942
TripAdvisor Inc.	19,589	556,328
Twitter Inc.(b)	18,687	577,615

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Zillow Group Inc., Class C, NVS(a)(b)	13,859	$542,580

		4,986,537

Internet & Direct Marketing Retail — 1.1%
Amazon.com Inc.(b)	308	554,646
Booking Holdings Inc.(b)	290	552,169
eBay Inc.	15,443	548,535
Expedia Group Inc.	5,660	575,396
GrubHub Inc.(b)	14,023	604,672
MercadoLibre Inc.(b)	1,008	585,225
Wayfair Inc., Class A(a)(b)	6,493	551,385

		3,972,028

IT Services — 4.8%
Accenture PLC, Class A	2,751	553,391
Akamai Technologies Inc.(a)(b)	6,316	550,250
Alliance Data Systems Corp.	5,064	541,392
Automatic Data Processing Inc.	3,180	543,080
Black Knight Inc.(b)	9,074	571,753
Booz Allen Hamilton Holding Corp.	7,385	537,333
Broadridge Financial Solutions Inc.	4,523	559,540
Cognizant Technology Solutions Corp., Class A	8,555	548,461
DXC Technology Co.	15,068	562,488
EPAM Systems Inc.(b)	2,600	550,810
Fidelity National Information Services Inc.	3,992	551,495
Fiserv Inc.(b)	4,742	551,210
FleetCor Technologies Inc.(b)	1,840	564,733
Gartner Inc.(b)	3,405	546,366
Global Payments Inc.	3,042	550,906
GoDaddy Inc., Class A(b)	8,020	532,368
International Business Machines Corp.	4,029	541,699
Jack Henry & Associates Inc.	3,646	553,973
Leidos Holdings Inc.	5,998	544,858
Mastercard Inc., Class A	1,931	564,296
MongoDB Inc.(a)(b)	4,104	610,265
Okta Inc.(a)(b)	4,656	604,256
Paychex Inc.	6,405	551,599
PayPal Holdings Inc.(b)	5,205	562,192
Sabre Corp.	24,080	540,114
Square Inc., Class A(b)	8,571	592,428
Twilio Inc., Class A(a)(b)	5,503	568,350
VeriSign Inc.(b)	2,889	551,048
Visa Inc., Class A	3,009	555,191
Western Union Co. (The)	20,388	548,029

		16,703,874

Leisure Products — 0.3%
Hasbro Inc.	5,675	577,147
Polaris Inc.	5,347	522,402

		1,099,549

Life Sciences Tools & Services — 1.3%
Agilent Technologies Inc.	7,047	569,186
Bio-Rad Laboratories Inc., Class A(b)	1,525	563,305
Illumina Inc.(b)	1,809	580,255
IQVIA Holdings Inc.(b)	3,713	542,024
Mettler-Toledo International Inc.(b)	761	547,471
PerkinElmer Inc.	6,127	569,198
Thermo Fisher Scientific Inc.	1,795	563,540
Waters Corp.(b)	2,529	561,615

		4,496,594

Machinery — 2.8%
Caterpillar Inc.	3,764	544,764

Security	Shares	Value

Machinery (continued)
Cummins Inc.	2,991	$546,934
Deere & Co.	3,096	520,283
Dover Corp.	4,976	554,725
Flowserve Corp.	11,123	541,690
Fortive Corp.	7,590	547,770
IDEX Corp.	3,338	543,226
Illinois Tool Works Inc.	3,109	541,992
Ingersoll-Rand PLC	4,237	555,513
Middleby Corp. (The)(a)(b)	4,542	525,782
PACCAR Inc.	6,802	553,479
Parker-Hannifin Corp.	2,785	553,630
Pentair PLC	12,529	555,661
Snap-on Inc.	3,288	527,592
Stanley Black & Decker Inc.	3,465	546,569
WABCO Holdings Inc.(b)	3,949	532,128
Westinghouse Air Brake Technologies Corp.	6,874	540,090
Xylem Inc./NY	7,071	548,073

		9,779,901

Media — 2.2%
Altice USA Inc., Class A(b)	20,182	516,255
CBS Corp., Class B, NVS	14,347	579,332
Charter Communications Inc., Class A(b)	1,125	528,761
Comcast Corp., Class A	11,904	525,562
Discovery Inc., Class A(a)(b)	5,620	185,123
Discovery Inc., Class C, NVS(a)(b)	13,370	408,052
DISH Network Corp., Class A(a)(b)	14,293	488,392
Fox Corp., Class A, NVS	10,680	381,917
Fox Corp., Class B(b)	5,214	182,386
Interpublic Group of Companies Inc. (The)	24,286	544,006
Liberty Broadband Corp., Class C, NVS(a)(b)	4,534	541,768
Liberty Global PLC, Class A(a)(b)	6,887	155,302
Liberty Global PLC, Class C, NVS(b)	17,555	377,432
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	3,958	192,755
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	7,417	359,799
News Corp., Class A, NVS	41,819	538,629
Omnicom Group Inc.	6,872	546,186
Sirius XM Holdings Inc.(a)	77,346	539,875

		7,591,532

Metals & Mining — 0.7%
Freeport-McMoRan Inc.	49,942	568,340
Newmont Goldcorp Corp.	14,381	552,231
Nucor Corp.	9,908	558,415
Steel Dynamics Inc.	17,232	581,235

		2,260,221

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	31,279	541,752
Annaly Capital Management Inc.	59,262	552,915

		1,094,667

Multi-Utilities — 1.5%
Ameren Corp.	7,069	525,439
CenterPoint Energy Inc.	20,228	496,800
CMS Energy Corp.	8,904	545,815
Consolidated Edison Inc.	6,201	538,805
Dominion Energy Inc.	6,633	551,269
DTE Energy Co.	4,364	545,238
NiSource Inc.	20,512	542,542
Public Service Enterprise Group Inc.	8,909	528,393
Sempra Energy	3,719	547,697

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
WEC Energy Group Inc.	6,127	$543,158

		5,365,156

Multiline Retail — 0.7%
Dollar General Corp.	3,385	532,664
Dollar Tree Inc.(b)	4,975	455,013
Kohl’s Corp.	9,381	441,001
Nordstrom Inc.	14,275	544,877
Target Corp.	4,859	607,423

		2,580,978

Oil, Gas & Consumable Fuels — 3.7%
Apache Corp.	23,042	513,376
Cabot Oil & Gas Corp.	30,245	482,105
Cheniere Energy Inc.(b)	8,827	534,387
Chevron Corp.	4,427	518,535
Concho Resources Inc.	7,538	546,957
ConocoPhillips	9,430	565,234
Continental Resources Inc./OK	17,580	542,870
Devon Energy Corp.	24,720	541,121
Diamondback Energy Inc.(a)	7,077	547,335
EOG Resources Inc.	7,462	529,056
Exxon Mobil Corp.	7,898	538,091
Hess Corp.	7,957	494,050
HollyFrontier Corp.	10,020	516,531
Kinder Morgan Inc./DE	26,700	523,587
Marathon Oil Corp.	45,406	528,980
Marathon Petroleum Corp.	8,377	507,981
Noble Energy Inc.	25,099	521,055
Occidental Petroleum Corp.	14,298	551,474
ONEOK Inc.	7,695	546,730
Phillips 66	4,520	518,534
Pioneer Natural Resources Co.	4,086	522,354
Targa Resources Corp.	14,196	518,580
Valero Energy Corp.	5,355	511,349
Williams Companies Inc. (The)	24,596	558,821

		12,679,093

Personal Products — 0.3%
Coty Inc., Class A	44,216	510,253
Estee Lauder Companies Inc. (The), Class A	2,819	551,030

		1,061,283

Pharmaceuticals — 1.9%
Allergan PLC	2,959	547,237
Bristol-Myers Squibb Co.	14,131	804,619
Elanco Animal Health Inc.(a)(b)	21,347	591,525
Eli Lilly & Co.	4,847	568,795
Jazz Pharmaceuticals PLC(b)	4,042	610,827
Johnson & Johnson	4,130	567,834
Merck & Co. Inc.	6,398	557,778
Mylan NV(b)	31,279	587,420
Perrigo Co. PLC	11,238	575,723
Pfizer Inc.	14,771	568,979
Zoetis Inc.	4,644	559,695

		6,540,432

Professional Services — 1.3%
CoStar Group Inc.(b)	949	581,604
Equifax Inc.	3,922	547,668
IHS Markit Ltd.(b)	7,561	549,307
ManpowerGroup Inc.	5,794	536,756
Nielsen Holdings PLC	26,284	513,852
Robert Half International Inc.	9,383	546,091

Security	Shares	Value

Professional Services (continued)
TransUnion	6,363	$549,191
Verisk Analytics Inc.	3,828	564,553

		4,389,022

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)(b)	9,715	553,950
Jones Lang LaSalle Inc.(a)	3,334	554,544

		1,108,494

Road & Rail — 1.4%
AMERCO	1,446	523,770
CSX Corp.	7,515	537,623
JB Hunt Transport Services Inc.(a)	4,629	535,205
Kansas City Southern	3,521	536,671
Knight-Swift Transportation Holdings Inc.	14,275	528,032
Norfolk Southern Corp.	2,833	548,186
Old Dominion Freight Line Inc.	2,768	530,321
Uber Technologies Inc.(b)	20,772	614,851
Union Pacific Corp.	3,089	543,633

		4,898,292

Semiconductors & Semiconductor Equipment — 2.9%
Advanced Micro Devices Inc.(b)	14,078	551,154
Analog Devices Inc.	4,764	538,094
Applied Materials Inc.	9,478	548,776
Broadcom Inc.	1,751	553,684
Intel Corp.	9,339	542,129
KLA Corp.	3,057	500,920
Lam Research Corp.	1,963	523,787
Marvell Technology Group Ltd.	20,003	527,479
Maxim Integrated Products Inc.	9,344	529,525
Microchip Technology Inc.	5,789	547,292
Micron Technology Inc.(b)	11,536	548,075
NVIDIA Corp.	2,578	558,756
ON Semiconductor Corp.(a)(b)	25,134	539,627
Qorvo Inc.(b)	5,206	542,517
QUALCOMM Inc.	5,967	498,543
Skyworks Solutions Inc.	5,467	537,406
Teradyne Inc.	8,234	515,366
Texas Instruments Inc.	4,592	552,004
Xilinx Inc.	5,796	537,753

		10,192,887

Software — 4.2%
Adobe Inc.(a)(b)	1,833	567,368
ANSYS Inc.(a)(b)	2,354	599,540
Autodesk Inc.(b)	3,414	617,593
Cadence Design Systems Inc.(b)	8,039	564,740
CDK Global Inc.	10,487	561,579
Citrix Systems Inc.	4,847	546,790
DocuSign Inc.(a)(b)	7,969	567,472
Dropbox Inc., Class A(b)	28,656	529,849
Fortinet Inc.(b)	5,403	567,909
Guidewire Software Inc.(b)	4,601	560,540
Intuit Inc.	2,039	527,877
Microsoft Corp.	3,654	553,143
NortonLifeLock Inc.	22,018	548,248
Oracle Corp.	9,625	540,348
Palo Alto Networks Inc.(b)	2,199	499,657
Paycom Software Inc.(a)(b)	2,343	648,566
PTC Inc.(b)	7,346	562,704
RingCentral Inc., Class A(b)	3,179	548,282
salesforce.com Inc.(b)	3,311	539,329

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
ServiceNow Inc.(b)	2,127	$602,026
Splunk Inc.(b)	4,615	688,650
SS&C Technologies Holdings Inc.	9,278	557,144
Synopsys Inc.(b)	3,932	554,569
Tyler Technologies Inc.(b)	1,913	555,095
VMware Inc., Class A	3,260	507,321
Workday Inc., Class A(b)	3,276	586,797

		14,703,136

Specialty Retail — 2.2%
Advance Auto Parts Inc.	3,449	541,769
AutoZone Inc.(b)	462	544,199
Best Buy Co. Inc.	7,141	575,850
Burlington Stores Inc.(b)	2,665	599,625
CarMax Inc.(b)	5,575	542,225
Gap Inc. (The)	31,480	522,883
Home Depot Inc. (The)	2,287	504,306
Lowe’s Companies Inc.	4,723	554,055
O’Reilly Automotive Inc.(b)	1,221	540,024
Ross Stores Inc.	4,794	556,823
Tiffany & Co.	4,389	587,248
TJX Companies Inc. (The)	9,123	557,689
Tractor Supply Co.	5,534	522,631
Ulta Salon Cosmetics & Fragrance Inc.(b)	2,223	519,871

		7,669,198

Technology Hardware, Storage & Peripherals — 1.2%
Apple Inc.	2,056	549,466
Dell Technologies Inc., Class C(b)	9,807	475,541
Hewlett Packard Enterprise Co.	31,702	501,843
HP Inc.	26,963	541,417
NetApp Inc.	8,711	527,800
Seagate Technology PLC	9,275	553,532
Western Digital Corp.	10,716	539,336
Xerox Holdings Corp.(b)	13,968	543,774

		4,232,709

Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.(b)	15,055	559,143
Hanesbrands Inc.	35,402	533,508
Lululemon Athletica Inc.(b)	2,532	571,447
NIKE Inc., Class B	5,915	552,994
PVH Corp.	5,518	535,025
Ralph Lauren Corp.	4,847	520,277
Tapestry Inc.	20,693	556,435
Under Armour Inc., Class A(a)(b)	16,264	307,227
Under Armour Inc., Class C, NVS(b)	16,801	290,657
VF Corp.	6,302	557,979

		4,984,692

Tobacco — 0.3%
Altria Group Inc.	11,578	575,427
Philip Morris International Inc.	6,455	535,313

		1,110,740

Security	Shares	Value

Trading Companies & Distributors — 0.6%
Fastenal Co	14,914	$529,745
HD Supply Holdings Inc.(b)	13,396	533,429
United Rentals Inc.(b)	3,551	543,481
WW Grainger Inc	1,675	530,891

		2,137,546

Water Utilities — 0.3%
American Water Works Co. Inc.	4,581	554,438
Aqua America Inc.	12,463	551,737

		1,106,175

Wireless Telecommunication Services — 0.3%
Sprint Corp.(b)	91,972	544,474
T-Mobile U.S. Inc.(b)	7,026	551,893

		1,096,367

Total Common Stocks — 99.8% (Cost: $298,316,318)		347,092,272

Rights

Media — 0.0%
DISH Network Corp., (Expires 12/09/19)(a)(b)	847	576

Total Rights — 0.0% (Cost: $0)		576

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(c)(d)(e)	12,554,792	12,559,814
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	323,000	323,000

		12,882,814

Total Short-Term Investments — 3.7% (Cost: $12,881,832)		12,882,814

Total Investments in Securities — 103.5% (Cost: $311,198,150)		359,975,662

Other Assets, Less Liabilities — (3.5)%		(12,149,792)

Net Assets — 100.0%		$347,825,870

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI USA Equal Weighted ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold		Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,638,607	1,916,185	(a)	—		12,554,792	$12,559,814	$11,739	(b)	$(525)	$(689)
BlackRock Cash Funds: Treasury, SL Agency Shares	619,000	—		(296,000	)(a)	323,000	323,000	3,029		—	—
BlackRock Inc.	1,160	66		(111)		1,115	551,825	3,828		(603)	87,328

							$13,434,639	$18,596		$(1,128)	$86,639

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	3	12/20/19	$472	$1,674
S&P MidCap 400 E-Mini Index	1	12/20/19	201	8,249

				$9,923

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$347,092,272	$—	$—	$347,092,272
Rights	576	—	—	576
Money Market Funds	12,882,814	—	—	12,882,814

	$359,975,662	$—	$—	$359,975,662

Derivative financial instruments(a)
Assets
Futures Contracts	$9,923	$—	$—	$9,923

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares